Equity Investments, at Cost (Details) - USD ($)	Jun. 30, 2022	Oct. 03, 2021	May 21, 2021	Feb. 17, 2021	Oct. 23, 2020	Oct. 02, 2020
Investment Holdings Abstract
Marketable debt security	$ 48,646					$ 102,096
Converted into shares of preferred stock						119,355
Equity investment ownership percentage		29.00%	10.00%	3.30%	3.80%	1.30%
Purchase of ownership amount			$ 50,000	$ 100,000	$ 115,000